Note 5. Stock Plans	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Note 5. STOCK PLANS

The Company maintains an Incentive Stock Option and Stock Award Plan under which officers and key employees may acquire up to a maximum of 2,155,028 common shares.

Stock Options

Under the Incentive Stock Option Plan, which expired in 2008, options were available to be awarded. No options have been awarded since 2004. At December 31, 2013, there are 7,573 options outstanding that are fully vested and exercisable, with a weighted average exercise price of $2.62, and aggregate intrinsic value of $0. The options expire in April 2014.

Restricted Shares

All shares granted are governed by the Company’s Stock Award Plan, which was approved by shareholders in 2000 and amended in 2009. The employees will earn the restricted shares in exchange for services to be provided to the Company over a three year or five-year vesting period. The fair value of restricted shares is based on the market price on the grant date. In 2013 and 2012, the Company granted 64,000 and 61,000 restricted shares, respectively, with weighted average grant date fair values of $1.99 and $2.21, respectively. The compensation cost related to the stock awards is expensed on a straight-line basis over the vesting period. The Company recorded $72,000, $83,000 and $78,000 in related net compensation expense for the years ended December 31, 2013, 2012 and 2011, respectively. As of December 31, 2013, 147,130 restricted shares are outstanding on a dividend adjusted basis. Total unrecognized compensation cost related to unvested stock awards is approximately $217,000 and is expected to be recognized over a weighted average period of 3 years.

The following table summarizes information regarding restricted share activity for the twelve months ending December 31, 2013:

		Weighted average
		Grant Date
	Shares	Fair Value
Unvested at December 31, 2012	171,246	$2.14
Granted	64,000	$1.99
Vested	(46,146)	$1.94
Forfeited	(41,970)	$2.05
Unvested, December 31, 2013	147,130	$2.16